Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating Activities
Net income	$ 8,481	$ 1,839
Adjustments for non-cash items:
Deferred income tax expense	1,793	692
Depreciation and depletion	1,796	1,692
Accretion of reclamation provision	100	102
Gain on investments	(363)	(355)
Unrealized gain on derivatives	(1,914)	0
Unrealized foreign exchange loss (gain)	1,470	(243)
Write down of equipment and materials and supplies inventory	164	384
Other expenses	421	0
Share-based payments	1,682	1,071
Total adjustments for non cash	13,630	5,182
Net change in non-cash working capital items	(4,522)	(1,757)
Cash provided by operating activities	9,108	3,425
Financing Activities
Shares issued for cash, net of issuance costs	6,939	3,379
Proceeds from option exercises and RSU vesting, net	757	59
Lease liability payments	(906)	(924)
Equipment loan payments	(155)	(85)
Cash provided by financing activities	6,635	2,429
Investing Activities
Exploration and evaluation expenditures	(451)	(1,534)
Additions to plant, equipment and mining properties	(5,306)	(1,731)
Cash used in investing activities	(5,757)	(3,265)
Change in cash	9,986	2,589
Effect of exchange rate changes on cash	(24)	34
Cash, beginning	27,317	2,688
Cash, ending	$ 37,279	$ 5,311